Acquisitions (Details) - Schedule of Excess Purchase Price Amounts - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Denver Bodega, LLC [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill	$ 12,691	$ 12,691
Trade Names & Trademarks	19,970	19,970
Know-How and Intellectual Property	107,633	107,633
Customer Relationships	38,693	38,693
Excess purchase price	178,987	178,987
Brave Foods, LLC [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill	46,460	46,460
Trade Names & Trademarks	16,705	16,705
Know-How and Intellectual Property	16,704	16,704
Website	16,704	16,704
Customer Relationships	10,023	10,023
Excess purchase price	$ 106,596	$ 106,596